Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt	Debt
The Company’s long-term debt obligations consist of the following:

	December 31, 2023
($ in millions)	Principal	Debt issuance cost, net	Total
6.500% Senior Secured U.S. Dollar Notes due February 2025	500	(1)	499
4.125% Senior Secured U.S. Dollar Notes due April 2026	750	(3)	747
3.500% Senior Secured Euro Notes due June 2026	829	(3)	826
6.250% Senior Secured U.S. Dollar Notes due January 2027	750	(3)	747
2.375% Senior Secured Euro Notes due April 2028	553	(3)	550
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(5)	745
Senior Secured Notes	4,131	(18)	4,113

Euro Term Loan Facilities due January 2027	884	(8)	876
Euro Revolving Credit Facility B due July 2027	467	(9)	458
U.S. Dollar Revolving Credit Facility A due July 2027	216	(9)	207
Long-term debt, less current portion	5,699	(44)	5,655

Short-term borrowings	16	—	16

Total debt	5,714	(44)	5,671

	December 31, 2022
($ in millions)	Principal	Debt issuance cost, net	Total
3.500% Senior Secured Euro Notes due July 2024	320	(1)	319
6.500% Senior Secured U.S. Dollar Notes due February 2025	700	(3)	697
4.125% Senior Secured U.S. Dollar Notes due April 2026	750	(5)	745
3.500% Senior Secured Euro Notes due June 2026	800	(4)	796
6.250% Senior Secured U.S. Dollar Notes due January 2027	750	(4)	746
2.375% Senior Secured Euro Notes due April 2028	533	(3)	530
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(5)	745
Senior Secured Notes	4,603	(26)	4,578

Euro Term Loan Facilities due January 2027	1,067	(9)	1,058
U.S. Dollar Revolving Credit Facility A due July 2024	65	(10)	55
Long-term debt, less current portion	5,735	(45)	5,690

5.350% Senior Secured U.S. Dollar Notes due October 2023	61	—	61
Current portion of long-term debt	61	—	61

Total debt	5,795	(45)	5,750

At December 31, 2023, there were no debt issuance costs, net recorded as other non-current assets in the Consolidated Balance Sheets. At December 31, 2022, $9 million of debt issuance costs, net for the Revolving Credit Facilities with no outstanding borrowings, were recorded as other non-current assets in the Consolidated Balance Sheets.

The principal amount of long-term debt maturing over the next five years and thereafter as of December 31, 2023 is as follows ($ in millions):

Year	U.S. Dollar Denominated	Euro Denominated	Total
2024	—	—	—
2025	500	221	721
2026	750	1,050	1,800
2027	1,208	667	1,875
2028	—	553	553
2029 and thereafter	750	—	750
Total principal payments	3,208	2,491	5,699

Senior Secured Notes

The key terms of our senior secured notes (the “Notes”), all of which were issued by the Parent and were rated BBB- by Fitch Ratings, Inc. (“Fitch”), Ba1 by Moody’s Investor Service (“Moody’s”), and BB+ by Standard & Poor’s Ratings Services (“S&P”), at December 31, 2023 are as follows:

Description	Principal (in millions)	Effective Interest Rate	Redemption
6.500% Senior Secured U.S. Dollar Notes due February 2025	$500	6.71%	+
4.125% Senior Secured U.S. Dollar Notes due April 2026	$750	4.34%	++
3.500% Senior Secured Euro Notes due June 2026	€750	3.65%	++
6.250% Senior Secured U.S. Dollar Notes due January 2027	$750	6.41%	+
2.375% Senior Secured Euro Notes due April 2028	€500	2.50%	++
5.250% Senior Secured U.S. Dollar Notes due January 2029	$750	5.39%	++

+    The Parent may redeem in whole or in part at any time prior to the date which is six months prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at 100% of the principal amount together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of the principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the applicable Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

++    The Parent may redeem in whole or in part at any time prior to the first date set forth in the redemption price schedule at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at a redemption price set forth in the redemption price schedule in the indenture governing the applicable Notes, together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of the principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the applicable Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

Interest on the Notes is payable semi-annually in arrears. The Notes are guaranteed by certain subsidiaries of the Parent and secured by ownership interests in certain subsidiaries of the Parent, certain intercompany loans with principal balances in excess of $10 million, and certain accounts receivable. The Notes contain customary covenants and events of default. At December 31, 2023, the Parent was in compliance with such covenants.

On October 27, 2023, the Parent exercised the right to redeem in full the remaining €112 million of the 3.500% Senior Secured Euro Notes due July 2024 on November 7, 2023 for a redemption price of 100% of the principal amount consistent with the terms of the indenture governing such notes, together with accrued and unpaid interest.

On February 28, 2023, the Parent exercised the right to redeem: (i) €188 million of the 3.500% Senior Secured Euro Notes due July 2024 on March 16, 2023 for a redemption price of 100% of the principal amount and a make-whole call premium consistent with the terms of the indenture governing such notes, together with accrued and unpaid interest, and (ii) $200 million of the 6.500% Senior Secured U.S. Dollar Notes due February 2025 on March 16, 2023 for a redemption price of $1,012.54 per $1,000.00 of principal amount, together with accrued and unpaid interest.

In January 2023, International Game Technology redeemed the 5.350% Senior Secured U.S. Dollar Notes due October 2023 issued by International Game Technology in full pursuant to the exercise of the make-whole call option for $61 million, excluding interest.

In September 2022, the Parent used the proceeds from the sale of Lis Holdings S.p.A. to repurchase €200 million ($197 million) of the 3.500% Senior Secured Euro Notes due July 2024 for total consideration, excluding interest, of €201 million ($198 million) and $400 million of the 6.500% Senior Secured U.S. Dollar Notes due February 2025 for total consideration, excluding interest, of $406 million. The Company recorded a $2 million loss on extinguishment of debt in connection with the redemption of the 3.500% Senior Secured Euro Notes and a $9 million loss on extinguishment of debt in connection with the redemption of the 6.500% Senior Secured U.S. Dollar Notes, which are classified in other non-operating expense, net in the consolidated statement of operations for the year ended December 31, 2022.

In May 2021, the Parent used the proceeds from the sale of the Italian B2C businesses and borrowings under the Revolving Credit Facilities to redeem €850 million ($1.0 billion) of the 4.750% Senior Secured Euro Notes due February 2023 through the exercise of the make-whole call option for $1.1 billion, excluding interest. The Company recorded a $67 million loss on extinguishment of debt in connection with the redemption, which is classified in other non-operating expense, net in the consolidated statement of operations for the year ended December 31, 2021.

In March 2021, the Parent used the net proceeds from the sale of the 4.125% Senior Secured U.S. Dollar Notes due April 2026 and borrowings under the Revolving Credit Facilities to redeem $1.0 billion of the 6.250% Senior Secured U.S. Dollar Notes due February 2022 through the exercise of the make-whole call option for $1.0 billion, excluding interest. The Company recorded an $18 million loss on extinguishment of debt in connection with the redemption, of which a $24 million loss is classified in other non-operating expense, net and an offsetting gain of $6 million is classified in interest expense, net in the consolidated statement of operations for the year ended December 31, 2021.

Euro Term Loan Facilities

The Parent and certain of its subsidiaries are parties to an Amended and Restated Senior Facilities Agreement dated July 21, 2021, as amended (the “TLF Agreement”), which provides for two €500 million senior secured term loan facilities, one to the
Parent and one to IGT Lottery Holdings B.V., maturing on January 25, 2027 (the “Euro Term Loan Facilities”). The borrowers must repay the Euro Term Loan Facilities in installments, as detailed below:

Due Date	Amount (€ in millions)
January 25, 2024	—
January 25, 2025	200
January 25, 2026	200
January 25, 2027	400

In December 2023, the Parent prepaid €200 million of the Euro Term Loan Facilities which was applied in full to the repayment installment due January 25, 2024.

Interest on the Euro Term Loan Facilities is payable between one and six months in arrears at rates equal to the applicable EURIBOR plus a margin based on (i) our public debt ratings by Fitch, Moody’s, and S&P and (ii) our ESG rating by Institutional Shareholder Services Inc. (“ISS”). At December 31, 2023 and 2022, the effective interest rate on the Euro Term Loan Facilities was 5.42% and 2.15%, respectively.

The Euro Term Loan Facilities are guaranteed by the Parent and certain of its subsidiaries and are secured by ownership interests in certain subsidiaries of the Parent, certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable. Upon the occurrence of certain events, the borrowers may be required to prepay the Euro Term Loan Facilities in full. The TLF Agreement limits the aggregate amount that the Parent can pay with respect to dividends and repurchases of ordinary shares in each year to $400 million if any two of our public debt ratings by Fitch, Moody’s, and S&P are lower than Ba1/BB+ and $550 million if any two of our public debt ratings by Fitch, Moody’s, and S&P are equal to or higher than Ba1/BB+, and provides that such limit is eliminated if any two of our public debt ratings by Moody’s, S&P, and Fitch are equal to or higher than Baa3/BBB-. The TLF Agreement also contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and maximum ratio of total net debt to EBITDA) and events of default. At December 31, 2023, the Parent was in compliance with the covenants.

In November 2023, the lenders under the TLF Agreement agreed that each principal prepayment by a borrower be applied to the next repayment installments due from such borrower in order of maturity instead of being applied to all repayment installments due from such borrower pro rata.

In July 2022, the Parent entered into an amendment to the TLF Agreement pursuant to which, among other changes, (i) the annual permitted acquisition limit was increased from 10% to 15% of consolidated total assets and the lifetime permitted acquisition limit was increased from $2.25 billion to $2.5 billion; and (ii) the annual limit on dividends and share repurchases was increased from $300 million to $400 million based on our public debt ratings at the time and to $550 million if any two of our public debt ratings are equal to or higher than Ba1/BB+ and eliminated if any two of our public debt ratings are equal to or higher than Baa3/BBB-.

Revolving Credit Facilities

The Parent and certain of its subsidiaries are parties to an Amended and Restated Senior Facilities Agreement dated July 27, 2022 (the “RCF Agreement”), which provides for the following senior secured multi-currency revolving credit facilities (the “Revolving Credit Facilities”) maturing on July 31, 2027:

Facility (1)	Maximum Amount Available (in millions)
Revolving Credit Facility A	$820
Revolving Credit Facility B	€1,000
(1) The Parent, IGT Global Solutions Corporation, IGT Lottery Holdings B.V., IGT Lottery S.p.A, and International Game Technology are all borrowers under the Revolving Credit Facilities.

At December 31, 2023, the amounts available to be borrowed under Revolving Credit Facility A and Revolving Credit Facility B were $604 million and €570 million ($630 million), respectively.

Interest on the Revolving Credit Facilities is payable between one and six months in arrears at rates equal to the applicable Secured Overnight Financing Rate (“SOFR”) or Sterling Overnight Index Average (“SONIA”) rate, in each case subject to a credit adjustment spread, for borrowings in U.S. Dollars and Pounds Sterling, respectively, or the applicable EURIBOR for
Euro borrowings, plus a margin based on (i) our public debt ratings by Fitch, Moody’s, and S&P and (ii) our ESG rating by ISS. At December 31, 2023, the weighted average effective interest rate on Revolving Credit Facility A and Revolving Credit Facility B was 6.49%. At December 31, 2022, the effective interest rate on Revolving Credit Facility A was 6.04%, and there were no outstanding borrowings under Revolving Credit Facility B.

The RCF Agreement provides that the following fees, which are recorded in interest expense, net in the Consolidated Statements of Operations, are payable quarterly in arrears:

•Commitment fees - payable on the aggregate undrawn and un-cancelled amount of the Revolving Credit Facilities based on a 0.35% margin.
•Utilization fees - payable on the aggregate drawn amount of the Revolving Credit Facilities at a rate ranging from 0.10% to 0.60% dependent on the percentage of the Revolving Credit Facilities utilized. The applicable rate was 0.10% at December 31, 2023.
The Revolving Credit Facilities are guaranteed by the Parent and certain of its subsidiaries and are secured by ownership interests in certain subsidiaries of the Parent, certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable. Upon the occurrence of certain events, the borrowers may be required to repay the Revolving Credit Facilities and the lenders may have the right to cancel their commitments. The RCF Agreement limits the aggregate amount that the Parent can pay with respect to dividends and repurchases of ordinary shares in each year to $400 million if any two of our public debt ratings by Fitch, Moody’s, and S&P are lower than Ba1/BB+ and $550 million if any two of our public debt ratings by Fitch, Moody’s, and S&P are equal to or higher than Ba1/BB+, and provides that such limit is eliminated if any two of our public debt ratings by Fitch, Moody’s, and S&P are equal to or higher than Baa3/BBB-. The RCF Agreement also contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and a maximum ratio of total net debt to EBITDA) and events of default. At December 31, 2023, the borrowers were in compliance with the covenants.

In July 2022, the Parent entered into an Amendment and Restatement Agreement (the “RCF Amendment and Restatement Agreement”) with respect to the RCF Agreement, pursuant to which, among other changes, (i) the aggregate revolving facility A commitments of the lenders were decreased from $1.05 billion to $820 million; (ii) the aggregate revolving facility B commitments of the lenders were increased from €625 million to €1.0 billion; (iii) the final maturity date was extended from July 31, 2024 to July 31, 2027; (iv) LIBOR was replaced as a reference rate with the SOFR or SONIA rate, in each case subject to a credit adjustment spread, for borrowings in U.S. Dollars and Pounds Sterling, respectively; (v) the margins based on public debt ratings were reduced by at least 0.25% (0.40% at current public debt ratings) subject to a maximum of 0.075% increase or decrease based on the group's ESG rating; (vi) the annual permitted acquisition limit was increased from 10% to 15% of consolidated total assets and the lifetime permitted acquisition limit was increased from $2.25 billion to $2.5 billion; and (vii) the annual limit on dividends and share repurchases was increased from $300 million to $400 million based on our public debt ratings at the time and to $550 million if any two of our public debt ratings are equal to or higher than Ba1/BB+, and eliminated if any two of our public debt ratings are equal to or higher than Baa3/BBB-.

TLF Agreement and RCF Agreement Amendments - Announced Separation & Divestiture

In November 2023 and February 2024, the Parent entered into amendments to the TLF Agreement and RCF Agreement to permit the divestiture of the Global Gaming and PlayDigital segments via a sale, spin-off, or spin-off with a merger. Effective immediately upon the divestiture’s closing, the amendments:

•Reduce the Revolving Credit Facility A commitment from $820 million to $650 million;
•Reduce the Revolving Credit Facility B commitment from €1 billion to €800 million;
•Mandate the first $2 billion of net proceeds be used to pay down debt within six months of the closing date, which shall include the full repayment of the Parent’s Euro Term Loan facility within one month of the closing date (this excludes the Euro Term Loan facility principal held by IGT Lottery Holdings B.V.);
•Permit shareholder distributions and/or share buy backs to the extent that the net proceeds exceed $2 billion; and
•Make certain adjustments to the debt covenants, such as the subsidiaries guaranteeing the Facilities.

In the event of a spin-off or spin-off with a merger, net proceeds may include, but is not limited to, repaid intercompany debt.
Other Credit Facilities

The Parent and certain of its subsidiaries may borrow under senior unsecured uncommitted demand credit facilities made available by several financial institutions. At December 31, 2023, there was $16 million of short-term borrowings under these facilities with an effective interest rate of 6.77%, and no outstanding borrowings at December 31, 2022.

Letters of Credit

The Parent and certain of its subsidiaries obtain letters of credit under the Revolving Credit Facilities and under senior unsecured uncommitted demand credit facilities. The letters of credit secure various obligations, including obligations arising under customer contracts and real estate leases. The following table summarizes the letters of credit outstanding at December 31, 2023 and 2022 and the weighted-average annual cost of such letters of credit:

($ in millions)	Letters of Credit Outstanding (1)	Weighted-Average Annual Cost
December 31, 2023	121	1.11%
December 31, 2022	118	1.26%
(1) There were no letters of credit outstanding under the Revolving Credit Facilities.

Interest Expense, Net

	For the year ended December 31,
($ in millions)	2023	2022	2021
Senior Secured Notes	205	249	292
Term Loan Facilities	42	24	30
Revolving Credit Facilities	53	21	29
Other	11	8	4
Interest expense	311	302	354
Interest income	(25)	(13)	(13)
Interest expense, net	285	289	341